Subordinated liabilities - Schedule of changes in subordinated liabilities (Details) - Financial liabilities at amortised cost - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial instruments
Balance at beginning of year	€ 30,912	€ 25,926	€ 26,196
Net inclusion of entities in the Group	0	(40)	0
Issuances	7,001	7,007	119
Redemptions and repurchases	(2,572)	(1,781)	(1,040)
Exchange differences and other movements	472	(200)	651
Balance at end of year	35,813	30,912	25,926
Net issuances, redemptions and repurchases	4,429
Interest paid in remuneration of issuances	1,524
Banco Santander (Brasil) S.A.
Financial instruments
Issuances	1,338	1,112	0
Banque Stellantis France
Financial instruments
Issuances	25	150	0
Redemptions and repurchases	0	(78)	0
Banco Santander - Chile
Financial instruments
Issuances	0	0	113
Santander Bank Polska S.A.
Financial instruments
Redemptions and repurchases	(100)	0	0
Santander UK plc
Financial instruments
Redemptions and repurchases	0	(702)	(98)
Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Redemptions and repurchases	0	0	(52)
Parent Company
Financial instruments
Issuances	5,625	5,610	0
Redemptions and repurchases	€ (2,433)	€ (1,000)	€ (889)